COVID-19 PANDEMIC	9 Months Ended
Mar. 31, 2023
Covid-19 Pandemic
COVID-19 PANDEMIC

9.	COVID-19 PANDEMIC

The COVID-19 world-wide pandemic that began during the quarter ended March 31, 2020 and the domestic and international impact of policy decisions being made in major countries around the world has had, and could continue to have, an adverse impact on the Company’s sources of supply, current and future orders from its customers, collection of amounts owed to the Company from its customers, its internal operating procedures, and the Company’s overall financial condition.